Consolidated Statements of Changes in Stockholders' Equity and Noncontrolling Interests (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Redeemable Noncontrolling Interests USD ($)	Common Stock USD ($)	Additional Paid-In Capital USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Loss USD ($)	Noncontrolling Interests USD ($)	Comprehensive Income USD ($)	Series C Preferred Stock	Series C Preferred Stock Preferred Stock USD ($)	Series D Convertible Preferred Stock	Series D Convertible Preferred Stock Preferred Stock USD ($)
Balance at Dec. 31, 2008	$ 1,741,100	$ 33,963	$ 319	$ 1,407,294		$ (87,241)	$ 41,090			$ 129,638		$ 250,000
Balance (in shares) at Dec. 31, 2008			31,899,037
Increase (Decrease) in Stockholders' Equity
Net income	141,648	4,748			134,601		2,299	141,648
Unrealized gain (loss) on marketable securities	1,620					1,620		1,620
Unrealized gain (loss) on interest rate hedge agreements	30,499	(80)				30,499		30,419
Foreign currency translation	21,383					21,392	(9)	21,383
Comprehensive income								195,070
Comprehensive income attributable to noncontrolling interests								6,958
Comprehensive income attributable to Alexandria Real Estate Equities, Inc.								188,112
Contributions by noncontrolling interests	300	5,255					300
Distributions to noncontrolling interests	(2,450)	(1,393)					(2,450)
Redemptions of redeemable noncontrolling interests		(1,052)
Equity component related to repurchase of unsecured convertible notes (see Note 6)	25,924			25,924
Issuance of common stock, net of offering costs	488,163		116	488,047
Issuance of common stock, net of offering costs (in shares)			11,600,000
Issuances pursuant to stock plan	25,789		3	25,786
Issuances pursuant to stock plan (in shares)			347,013
Dividends declared on preferred stock	(28,357)				(28,357)
Dividends declared on common stock	(76,233)				(76,233)
Earnings in excess of distributions				30,011	(30,011)
Balance at Dec. 31, 2009	2,364,638	41,441	438	1,977,062		(33,730)	41,230			129,638		250,000
Balance (in shares) at Dec. 31, 2009			43,846,050
Increase (Decrease) in Stockholders' Equity
Net income	139,022	1,228			135,293		2,501	139,022
Unrealized gain (loss) on marketable securities	(1,123)					(1,123)		(1,123)
Unrealized gain (loss) on interest rate hedge agreements	5,236	80				5,236		5,316
Foreign currency translation	11,306					11,282	24	11,306
Comprehensive income								154,521
Comprehensive income attributable to noncontrolling interests								3,833
Comprehensive income attributable to Alexandria Real Estate Equities, Inc.								150,688
Contributions by noncontrolling interests	723	674					723
Distributions to noncontrolling interests	(2,895)	(1,331)					(2,895)
Redemptions of redeemable noncontrolling interests	(179)	(2,167)		(179)
Deconsolidation of investment in real estate entity		(24,005)
Exchange of 8.00% Unsecured Convertible Notes	196,156		56	196,100
Exchange of 8.00% Unsecured Convertible Notes (in shares)			5,620,256
Issuance of common stock, net of offering costs	342,342		52	342,290
Issuance of common stock, net of offering costs (in shares)			5,175,000
Issuances pursuant to stock plan	22,069		4	22,065
Issuances pursuant to stock plan (in shares)			325,619
Dividends declared on preferred stock	(28,357)				(28,357)
Dividends declared on common stock	(77,302)				(77,302)
Earnings in excess of distributions				28,900	(28,900)
Balance at Dec. 31, 2010	2,970,408	15,920	550	2,566,238	734	(18,335)	41,583			129,638		250,000
Balance (in shares) at Dec. 31, 2010			54,966,925
Increase (Decrease) in Stockholders' Equity
Net income	135,393	1,318			131,418		2,657	135,393
Unrealized gain (loss) on marketable securities	(2,323)					(2,323)		(2,323)
Unrealized gain (loss) on interest rate hedge agreements	11,827					11,827		11,827
Foreign currency translation	(25,655)	50				(25,680)	25	(25,605)
Comprehensive income								119,292
Comprehensive income attributable to noncontrolling interests								4,050
Comprehensive income attributable to Alexandria Real Estate Equities, Inc.								115,242
Contributions by noncontrolling interests	1,000	9					1,000
Distributions to noncontrolling interests	(2,707)	(1,263)					(2,707)
Equity component related to repurchase of unsecured convertible notes (see Note 6)	(2,981)			(2,981)
Issuance of common stock, net of offering costs	451,539		63	451,476
Issuance of common stock, net of offering costs (in shares)			6,250,651
Issuances pursuant to stock plan	22,386		3	22,383
Issuances pursuant to stock plan (in shares)			342,896
Dividends declared on preferred stock	(28,357)				(28,357)
Dividends declared on common stock	(112,353)				(112,353)
Distributions in excess of earnings				(8,558)	8,558
Balance at Dec. 31, 2011	$ 3,416,859	$ 16,034	$ 616	$ 3,028,558		$ (34,511)	$ 42,558			$ 129,638		$ 250,000
Balance (in shares) at Dec. 31, 2011			61,560,472